Related party transactions (Details) € in Thousands	6 Months Ended
Dec. 31, 2025 EUR (€)
MYT Ultimate Parent LLC
Related party transactions
Receivables	€ 200
Liabilities	800
Richemont Italia Holding S.p.A
Related party transactions
Receivables	1,810
Liabilities	8,396
Purchases returns of goods, related party transactions	31,627
Purchase of inventory	47,206
Management and information technology services	€ 2,549